RELATED PARTY TRANSACTIONS - Office Space from Related Party (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
RELATED PARTY TRANSACTIONS
Rent expense related to office leases	$ 49,000	$ 212,000
Related party | Office Space from Related Party | TRX ZJ
RELATED PARTY TRANSACTIONS
Ownership interest held		100.00%	100.00%
Related party | Office Space from Related Party | WDZG Consulting
RELATED PARTY TRANSACTIONS
Rent expense related to office leases	$ 4,000